Material Accounting Policies Information - Schedule of New and Revised IFRS (Details)	6 Months Ended
Jun. 30, 2025
IFRS 19 [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	1 January 2027
IFRS 18 [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	1 January 2027
Annual Improvements of IFRS [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	1 January 2026
IFRS 9 and IFRS 7 [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	1 January 2026
Contracts Referencing Nature-dependent Electricity [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	1 January 2026
IAS 21 Lack of Exchangeability [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	1 January 2025
SASB standards to enhance their international applicability [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	1 January 2025